Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measured on a Recurring Basis [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 82,811,699	$ 128,982,154
Liabilities	5,023,872	4,976,819
U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	74,963,484	120,980,413
Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,631,978	5,512,072
Liabilities	1,950,039	3,609,748
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,216,237	2,489,669
Liabilities	3,073,833	1,367,071
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,961,949	6,062,920
Liabilities	2,758,055	4,302,360
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	4,631,978	5,512,072
Liabilities	1,950,039	3,609,748
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	329,971	550,848
Liabilities	808,016	692,612
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	77,849,750	122,919,234
Liabilities	2,265,817	674,459
Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	74,963,484	120,980,413
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,886,266	1,938,821
Liabilities	$ 2,265,817	$ 674,459